Tesoma Gmbh Acquisition (Tables)	12 Months Ended
Dec. 31, 2023
Tesoma Gmbh Acquisition [Abstract]
Schedule of Purchase Price Allocation	The following table summarizes the purchase price allocation of Tesoma acquisition:
	Fair value	Amortization period (years)
Tangible assets (liabilities):
Cash	$789
Accounts receivable and other receivables	1,672
Inventory	3,991
Property and equipment	6,194
Other assets	343
Advances from customers	(1,726)
Trade payables	(466)
Provisions and other liabilities	(717)
Deferred tax liabilities, net	(855)
Net assets	9,225

Intangible assets:
Customer Relationship	1,213	5.8
Technology	856	2.4
Backlog	432	0.5
Goodwill	3,717	Infinite
Total purchase price	$15,443